S000054182 [Member] Investment Objectives and Goals - Sit ESG Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SIT ESG GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Sit ESG Growth Fund (the “Fund”) seeks to maximize long-term capital appreciation.